Summary of Direct Ownership Interests in Equity-Method Investees (Detail)	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2014	Dec. 17, 2012
WuXi MedImmune
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	50.00%	50.00%
WuXi PRA
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	51.00%	51.00%
Adagene
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	21.60%	15.80%	21.60%
QB3
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	13.30%	13.30%		13.30%
Phagelux Inc
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	42.90%	20.00%